Equity (Share-based Payments to Employees, Non-marketable Options, Exercise Price) (Details) - 2014 Plan [Member] - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Granted 2014 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	$ 7.43	$ 6.81	$ 6.90
Granted 2015 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	7.59	6.95	$ 6.98
Granted 2016 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	4.68	$ 4.35
Granted 2017 US Dollar [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Exercise price for options outstanding	$ 4.35